Partners' Interest	12 Months Ended
Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Partners' Interest

(10) Partners’ Interest

Summit Materials’ majority owners are certain investment funds affiliated with Blackstone Capital Partners V L.P. The limited partnership interests of Summit Materials consists of Class A-1 interests, Class A-2 interests, Class B-1 interests, Class C interests, Class D-1 interests and Class D-2 interests.

•	Class A-1 Interests: equity interests that receive a preferential distribution up to their unreturned capital contribution and then participate in the residual earnings of the Company after other classes of Partners’ Interests receive their specified preferential distributions.

•	Class A-2 Interests: equity interests that are issuable only upon the exchange of Class B-1 Interests, Class C Interests and Class D-1 Interests or Class D-1 Interests for Class A-2 Interests following any transfer of any such interests (other than transfers to certain permitted transferees) and have similar economic rights as Class A-1 Interests. No Class A-2 Interests have been issued to date.

•	Class B-1 Interests: equity interests that have similar economic rights as Class A-1 Interests.

•	Class C Interests: equity interests that have been issued to certain start-up partners. Class C Interests are entitled to preferential distributions after preferential distributions to the Class A and B-1 Interests and then participate in the residual earnings of the Company after other classes of Partners’ Interests receive their specified preferential distributions. The value of Class C Interests are not significant to the consolidated financial statements.

•	Class D-1 Interests and Class D-2 Interests: equity interests that are subject to vesting schedules and other conditions including certain transfer restrictions and put and call rights applicable only to employees or the other holders thereof. Once vested, the D-1 and D-2 Interests participate in the residual earnings of the Company after other classes of Partners’ Interests receive their specified preferential distributions.

Business affairs of Summit Materials are managed by the Board of Directors (“Board”) of the general partner, which is controlled by the Class A interest holders. As of December 27, 2014, the Board was composed of six directors.

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Change in retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 31, 2011	$(6,577)		$(6,577)
Postretirement liability adjustment	(2,553)		(2,553)

Balance—December 29, 2012	(9,130)	—	(9,130)
Postretirement liability adjustment	3,085		3,085

Balance—December 28, 2013	(6,045)	—	(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	(2,743)	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	(5,816)

Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)